Business Acquisitions	12 Months Ended
Dec. 31, 2020
Disclosure Of Business Combinations [Abstract]
Business Acquisitions
6.	Business acquisitions
(a)	Acquisition of Bridge Farm

On February 22, 2019, the Company, through its wholly owned subsidiary, Sundial UK Limited, signed a Sale and Purchase Agreement to acquire all the issued and outstanding shares of Bridge Farm a private company located in the United Kingdom of Great Britain and Northern Ireland (“UK”). Bridge Farm was acquired to expand the Company’s business to CBD extraction and production, subject to certain regulatory, licensing and other restrictions, to launch CBD sales in the UK. The acquisition closed on July 2, 2019.

The acquisition consideration was comprised of:

(i)	Cash consideration in the amount of $77.0 million (£45.0 million);
(ii)

The issuance of 2.4 million common shares valued at $37.2 million based on the fair value of a common share of the Company on the closing date and contingent consideration of $8.4 million representing the value of incremental shares potentially issuable on the one year anniversary of the closing date; and

(iii)

Contingent consideration valued at $7.2 million representing the fair value of earn-out payments ranging from nil to a maximum of an additional 1.6 million common shares of the Company based on a prescribed formula based on future earnings.

The Company engaged independent valuation experts to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts.

The fair value of the assets and liabilities acquired was as follows:

December 31, 2019
Cash	77,023
Issuance of common shares	37,248
Contingent consideration	15,991
130,262

The purchase price was allocated as follows:

December 31, 2019
Accounts receivable	7,403
Inventory	470
Biological assets	1,288
Property, plant and equipment	58,368
Intangible assets	25,471
Accounts payable	(14,293)
Long term debt	(33,618)
Lease obligations	(15,179)
Deferred income tax liability	(4,355)
Goodwill	104,707
130,262

The Company recorded adjustments to the fair value in the fourth quarter of 2019 to reflect facts and circumstances in existence at the date of the acquisition. These adjustments primarily related to changes in preliminary valuation assumptions, including refinement of biological assets, intangible assets and deferred income tax liability based on new information that became available that existed at the date of the acquisition. All measurement period adjustments were offset to goodwill.

On October 10, 2019, the earn-out payment terms whereby the sellers would be entitled to earn from nil to a maximum of an additional 1.6 million common shares based on a prescribed formula based on future earnings were replaced with the following terms:

Common shares of 320,000 earned upon the commissioning of the woodfired boilers at Lay Lake Phase 2 with confirmation that grant funding would be secured;

Common shares of 320,000 earned upon completion of the Clay Lake Phase 2 facility before March 30, 2020;

Common shares of 320,000 earned upon completing a budget for Clay Lake Phase 3;

Common shares of 320,000 earned upon the acquisition of the minority interest in Zyon Plants and Flowers Limited;

Common shares of 320,000 earned upon the passage of 18 months from the amendment date

During the year ended December 31, 2019, the fair value of the incremental share portion of the contingent consideration was adjusted to $27.5 million and the fair value of the earn out portion was adjusted to $5.0 million. These adjustments resulted in a loss on contingent consideration of $18.6 million.

(a)	Acquisition of Pathway Rx

On March 13, 2019, the Company acquired 50% of the issued and outstanding shares of Pathway RX Inc. (“Pathway”), which was a private company.

Pathway was acquired to develop cannabis-based pharmaceutical drugs to treat symptoms associated with a wide range of medical conditions.

The purchase price was as follows:

Issuance of common shares	2,601
Contingent consideration (i)	2,279
4,880
(i)

Contingent consideration valued at $2.3 million representing the granting of up to 280,000 warrants to purchase common shares of the Company at an exercise price of $1.81 per share, subject to the achievement of certain milestone gross revenue derived from the Pathway Royalty Activities, which has been presented on the consolidated statement of financial position as contingent consideration in the form of equity.

The purchase price was allocated as follows:

		December 31, 2019
Intangible assets		13,552
Accounts payable and accrued liabilities	)	(184)
Deferred tax liability		(3,609)
Non-controlling interest (50%)		(4,879)
		4,880

The shares in Pathway were acquired by issuance of 296,800 common shares of the Company at a price of $8.76 per common share to the acquired company’s existing shareholders. In conjunction with the acquisition, the Company entered into a license agreement that provides for use of Pathway’s intellectual property in exchange for:

(iv)

A royalty of 3% of gross revenues derived from activities which use the intellectual property that is the subject matter of the license agreement (“Pathway Royalty Activities”), which royalty percentage is increased to 5% of gross revenues derived from Pathway Royalty Activities upon the achievement of certain gross revenue milestones in one calendar year;

(v)	50% of net revenues received from the Company from the sale of certain of the licensed products or the use of certain licensed intellectual property; and
(vi)	A fixed payment of $1.4 million, payable in quarterly installments of $87,500 over the first four years of the term of the agreement.

Pathway consisted solely of intellectual property comprising the identifiable net assets of the entity. The non-controlling interest recognized at the acquisition date was recorded at their proportionate 50% share of the fair value of the identifiable net assets.

Subsequent to recording the purchase price allocation, the deferred tax liability was adjusted to nil with the offsetting adjustment to income tax recovery on the basis that both the Company and the acquired private company are subject to income tax under the same taxation authority.

The Company recorded adjustments to the preliminary fair value to reflect facts and circumstances in existence as of the date of acquisition. These adjustments primarily related to accounts payable and accrued liabilities based on new information available that existed at the date of acquisition. These measurement adjustments were offset to the fair value of intangible assets.